Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC.
Entity Central Index Key	0001440930
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000070253
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Investor Class
Trading Symbol	TRGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund - Investor Class	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 64,332,000
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	6.60%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$64,332
Number of Portfolio Holdings	58

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	6.6%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
Industrial	19.3%
Health Care	16.2
Apartment Residential	14.8
Data Centers	12.5
Diversified	8.7
Regional Mall	6.7
Self Storage	4.4
Office	4.0
Shopping Center	3.8
Other	9.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Welltower	9.8%
Equinix	7.0
Prologis	5.1
Simon Property Group	4.2
Ventas	3.9
Digital Realty Trust	3.7
Goodman Group	3.3
Segro	2.9
Equity LifeStyle Properties	2.5
Mitsubishi Estate	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000070254
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Advisor Class
Trading Symbol	PAGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund - Advisor Class	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 64,332,000
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	6.60%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$64,332
Number of Portfolio Holdings	58

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	6.6%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
Industrial	19.3%
Health Care	16.2
Apartment Residential	14.8
Data Centers	12.5
Diversified	8.7
Regional Mall	6.7
Self Storage	4.4
Office	4.0
Shopping Center	3.8
Other	9.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Welltower	9.8%
Equinix	7.0
Prologis	5.1
Simon Property Group	4.2
Ventas	3.9
Digital Realty Trust	3.7
Goodman Group	3.3
Segro	2.9
Equity LifeStyle Properties	2.5
Mitsubishi Estate	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000177202
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	I Class
Trading Symbol	TIRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Real Estate Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund - I Class	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 64,332,000
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	6.60%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$64,332
Number of Portfolio Holdings	58

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	6.6%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Table Summary
Industrial	19.3%
Health Care	16.2
Apartment Residential	14.8
Data Centers	12.5
Diversified	8.7
Regional Mall	6.7
Self Storage	4.4
Office	4.0
Shopping Center	3.8
Other	9.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Welltower	9.8%
Equinix	7.0
Prologis	5.1
Simon Property Group	4.2
Ventas	3.9
Digital Realty Trust	3.7
Goodman Group	3.3
Segro	2.9
Equity LifeStyle Properties	2.5
Mitsubishi Estate	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless